INVENTORIES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inventories [Abstract]
Wireless devices and accessories	$ 361	$ 357
Other finished goods and merchandise	95	81
Total inventories	456	438
Cost of equipment sales and merchandise for resale	$ 2,668	$ 2,376